11. NON-FINANCIAL ASSETS AND LIABILITIES (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NonfinancialAssetsAndLiabilitiesLineItems [Line Items]
Property, plant and equipement's depreciation from discontinued operations	$ 77	$ 77
Intangible assets' depreciation from discontinued operations	1	1
Borrowing costs capitalized	17	10
Generation segment [member]
NonfinancialAssetsAndLiabilitiesLineItems [Line Items]
Recoginition of impairment losses	110	52
Oil and gas [member]
NonfinancialAssetsAndLiabilitiesLineItems [Line Items]
Recoginition of impairment losses		10
Pension and Retirement Benefits Plan [member]
NonfinancialAssetsAndLiabilitiesLineItems [Line Items]
Net Liabilities	12	21	$ 24
Compensatory Plan [member]
NonfinancialAssetsAndLiabilitiesLineItems [Line Items]
Net Liabilities	$ 9	$ 10	$ 11